Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2017
Registrant Name	dei_EntityRegistrantName	T. ROWE PRICE STATE TAX-FREE FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0000795384
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 24, 2017
Document Effective Date	dei_DocumentEffectiveDate	Oct. 30, 2017
Prospectus Date	rr_ProspectusDate	Oct. 30, 2017